Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Growth Portfolio
March 31, 2024
VIPGRWT-NPRT1-0524
1.799861.120
Common Stocks - 98.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 10.5%
Entertainment - 5.0%
Live Nation Entertainment, Inc. (a)	264,100	27,933,857
Netflix, Inc. (a)	332,597	201,996,136
Universal Music Group NV	5,892,295	177,065,545
Warner Music Group Corp. Class A	2,882,098	95,166,876
		502,162,414
Interactive Media & Services - 5.5%
Alphabet, Inc. Class A (a)	2,972,576	448,650,896
Epic Games, Inc. (a)(b)(c)	5,869	3,521,400
Meta Platforms, Inc. Class A	216,000	104,885,280
		557,057,576
TOTAL COMMUNICATION SERVICES		1,059,219,990
CONSUMER DISCRETIONARY - 10.2%
Automobiles - 0.3%
BYD Co. Ltd. (H Shares)	1,072,000	27,448,621
Broadline Retail - 6.5%
Amazon.com, Inc. (a)	2,898,180	522,773,708
MercadoLibre, Inc. (a)	56,482	85,398,525
PDD Holdings, Inc. ADR (a)	328,500	38,188,125
Savers Value Village, Inc. (d)	733,300	14,138,024
		660,498,382
Hotels, Restaurants & Leisure - 2.6%
Airbnb, Inc. Class A (a)	825,000	136,092,000
Domino's Pizza, Inc.	114,600	56,942,448
Flutter Entertainment PLC (a)	322,607	64,293,473
Kura Sushi U.S.A., Inc. Class A (a)	112,000	12,897,920
		270,225,841
Household Durables - 0.0%
Blu Investments LLC (a)(b)(c)	14,533,890	4,506
Textiles, Apparel & Luxury Goods - 0.8%
LVMH Moet Hennessy Louis Vuitton SE	44,758	40,273,103
Samsonite International SA (a)(e)	9,979,200	37,739,631
		78,012,734
TOTAL CONSUMER DISCRETIONARY		1,036,190,084
CONSUMER STAPLES - 1.1%
Beverages - 0.7%
Monster Beverage Corp. (a)	1,288,991	76,411,386
Personal Care Products - 0.4%
Estee Lauder Companies, Inc. Class A	244,000	37,612,600
TOTAL CONSUMER STAPLES		114,023,986
ENERGY - 2.3%
Energy Equipment & Services - 0.0%
Schlumberger Ltd.	114,800	6,292,188
Oil, Gas & Consumable Fuels - 2.3%
Cheniere Energy, Inc.	525,426	84,740,705
Range Resources Corp.	1,343,300	46,249,819
Reliance Industries Ltd.	2,783,543	99,207,296
		230,197,820
TOTAL ENERGY		236,490,008
FINANCIALS - 6.2%
Capital Markets - 0.2%
Ares Management Corp.	155,600	20,691,688
Consumer Finance - 0.3%
Capital One Financial Corp.	216,900	32,294,241
Financial Services - 4.8%
Apollo Global Management, Inc.	87,900	9,884,355
Corebridge Financial, Inc. (d)	849,900	24,417,627
Fiserv, Inc. (a)	134,000	21,415,880
Global Payments, Inc.	483,200	64,584,512
MasterCard, Inc. Class A	364,250	175,411,873
Rocket Companies, Inc. (a)(d)	1,504,054	21,883,986
Visa, Inc. Class A	599,400	167,280,552
		484,878,785
Insurance - 0.9%
Arthur J. Gallagher & Co.	294,601	73,662,034
BRP Group, Inc. (a)	733,968	21,241,034
		94,903,068
TOTAL FINANCIALS		632,767,782
HEALTH CARE - 13.9%
Biotechnology - 3.0%
Adamas Pharmaceuticals, Inc.:
rights (a)(c)	1,781,700	391,974
rights (a)(c)	1,781,700	124,719
Alnylam Pharmaceuticals, Inc. (a)	292,424	43,702,767
Arcellx, Inc. (a)	69,057	4,802,914
Arrowhead Pharmaceuticals, Inc. (a)	272,100	7,782,060
Beam Therapeutics, Inc. (a)	63,170	2,087,137
Blueprint Medicines Corp. (a)	46,600	4,420,476
Cytokinetics, Inc. (a)	207,931	14,578,042
Exact Sciences Corp. (a)	159,600	11,021,976
Galapagos NV sponsored ADR (a)	431,800	13,903,960
Gamida Cell Ltd. (a)(d)	2,212,268	79,863
Gamida Cell Ltd. warrants 4/21/28 (a)	441,000	6
Hookipa Pharma, Inc. (a)	1,014,485	722,313
Immunocore Holdings PLC ADR (a)	183,853	11,950,445
Insmed, Inc. (a)	996,187	27,026,553
Janux Therapeutics, Inc. (a)	22,700	854,655
Krystal Biotech, Inc. (a)	36,000	6,405,480
Legend Biotech Corp. ADR (a)	203,000	11,386,270
Regeneron Pharmaceuticals, Inc. (a)	99,731	95,990,090
Repligen Corp. (a)	183,000	33,657,360
Sarepta Therapeutics, Inc. (a)	62,900	8,143,034
Seres Therapeutics, Inc. (a)	405,600	313,975
Synlogic, Inc. (a)	76,833	137,531
Vor Biopharma, Inc. (a)	618,395	1,465,596
XOMA Corp. (a)	292,812	7,042,129
		307,991,325
Health Care Equipment & Supplies - 4.0%
Align Technology, Inc. (a)	80,600	26,430,352
Boston Scientific Corp. (a)	3,505,600	240,098,544
Glaukos Corp. (a)	217,100	20,470,359
Hologic, Inc. (a)	250,500	19,528,980
Inspire Medical Systems, Inc. (a)	67,300	14,455,367
Lantheus Holdings, Inc. (a)	104,600	6,510,304
Masimo Corp. (a)	396,200	58,181,970
Penumbra, Inc. (a)	54,401	12,141,215
Pulmonx Corp. (a)	211,900	1,964,313
RxSight, Inc. (a)	58,000	2,991,640
		402,773,044
Health Care Providers & Services - 0.9%
HealthEquity, Inc. (a)	1,127,296	92,021,172
Health Care Technology - 0.1%
Evolent Health, Inc. Class A (a)	329,600	10,807,584
Life Sciences Tools & Services - 2.9%
Agilent Technologies, Inc.	123,800	18,014,138
Bio-Techne Corp.	259,400	18,259,166
Bruker Corp.	524,520	49,273,409
Chemometec A/S	131,200	8,042,199
Codexis, Inc. (a)	1,141,000	3,982,090
Danaher Corp.	324,450	81,021,654
MaxCyte, Inc. (a)	1,227,700	5,144,063
Sartorius Stedim Biotech	126,059	35,944,470
Thermo Fisher Scientific, Inc.	123,700	71,895,677
		291,576,866
Pharmaceuticals - 3.0%
Aclaris Therapeutics, Inc. (a)	134,507	166,789
Chugai Pharmaceutical Co. Ltd.	452,400	17,288,644
Eli Lilly & Co.	337,887	262,862,571
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	1,717,100	24,228,281
		304,546,285
TOTAL HEALTH CARE		1,409,716,276
INDUSTRIALS - 15.0%
Electrical Equipment - 1.7%
Eaton Corp. PLC	442,964	138,505,984
HD Hyundai Electric Co. Ltd.	111,240	14,727,935
Nextracker, Inc. Class A (a)	394,698	22,209,656
		175,443,575
Ground Transportation - 4.8%
Uber Technologies, Inc. (a)	6,320,478	486,613,601
Industrial Conglomerates - 1.8%
General Electric Co.	1,047,700	183,902,781
Machinery - 2.3%
Chart Industries, Inc. (a)	76,800	12,650,496
Energy Recovery, Inc. (a)	330,800	5,223,332
Ingersoll Rand, Inc.	1,205,415	114,454,154
Parker Hannifin Corp.	128,400	71,363,436
Westinghouse Air Brake Tech Co.	196,897	28,683,955
		232,375,373
Passenger Airlines - 0.6%
Ryanair Holdings PLC sponsored ADR	380,500	55,396,995
Professional Services - 2.8%
Equifax, Inc.	525,712	140,638,474
KBR, Inc.	1,464,955	93,259,035
RELX PLC sponsored ADR	321,200	13,904,748
TransUnion	477,500	38,104,500
		285,906,757
Trading Companies & Distributors - 1.0%
Ferguson PLC	437,045	95,567,531
TOTAL INDUSTRIALS		1,515,206,613
INFORMATION TECHNOLOGY - 39.1%
Electronic Equipment, Instruments & Components - 1.3%
Flex Ltd. (a)	2,463,982	70,494,525
Jabil, Inc.	449,500	60,210,525
		130,705,050
IT Services - 1.4%
Gartner, Inc. (a)	83,700	39,897,279
MongoDB, Inc. Class A (a)	284,264	101,948,441
		141,845,720
Semiconductors & Semiconductor Equipment - 16.7%
Allegro MicroSystems LLC (a)	1,278,541	34,469,465
ASML Holding NV (depository receipt)	146,338	142,016,639
Astera Labs, Inc.	18,300	1,357,677
BE Semiconductor Industries NV	490,000	75,013,519
eMemory Technology, Inc.	34,000	2,549,841
KLA Corp.	97,316	67,982,038
Marvell Technology, Inc.	296,392	21,008,265
Micron Technology, Inc.	515,600	60,784,084
Monolithic Power Systems, Inc.	48,500	32,854,870
NVIDIA Corp.	1,011,864	914,279,836
NXP Semiconductors NV	329,824	81,720,492
SiTime Corp. (a)	340,100	31,707,523
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,301,804	177,110,434
Universal Display Corp.	285,574	48,104,940
		1,690,959,623
Software - 16.3%
ASAPP, Inc. warrants 8/28/28 (a)(b)(c)	2,365,967	5,560,022
HubSpot, Inc. (a)	112,100	70,237,376
Manhattan Associates, Inc. (a)	271,106	67,838,854
Microsoft Corp.	3,299,288	1,388,076,450
Monday.com Ltd. (a)	111,100	25,094,157
NICE Ltd. sponsored ADR (a)	213,400	55,616,308
ServiceNow, Inc. (a)	48,300	36,823,920
Volue A/S (a)	1,137,735	3,143,928
		1,652,391,015
Technology Hardware, Storage & Peripherals - 3.4%
Apple, Inc.	2,012,332	345,074,691
TOTAL INFORMATION TECHNOLOGY		3,960,976,099
MATERIALS - 0.1%
Chemicals - 0.1%
Aspen Aerogels, Inc. (a)(d)	564,802	9,940,515
TOTAL COMMON STOCKS (Cost $5,090,226,139)		9,974,531,353

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Canva, Inc.:
Series A (b)(c)	1,016	1,083,727
Series A2 (b)(c)	184	196,265
		1,279,992
FINANCIALS - 0.0%
Financial Services - 0.0%
Akeana Series C (b)(c)	61,700	785,441
HEALTH CARE - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (a)(b)(c)	198,400	688,448
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
ASAPP, Inc.:
Series C (a)(b)(c)	654,971	1,905,966
Series D (b)(c)	4,123,720	11,628,890
		13,534,856
MATERIALS - 0.1%
Metals & Mining - 0.1%
Illuminated Holdings, Inc.:
Series C2 (a)(b)(c)	137,249	2,377,153
Series C3 (a)(b)(c)	171,560	2,971,419
Series C4 (a)(b)(c)	48,240	835,517
Series C5 (a)(b)(c)	96,064	1,663,828
		7,847,917
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $37,608,907)		24,136,654

Convertible Bonds - 0.0%
	Principal Amount (f)	Value ($)
MATERIALS - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings, Inc. 0% (b)(c)(g) (Cost $1,940,200)	1,940,200	1,993,750

Preferred Securities - 0.0%
	Principal Amount (f)	Value ($)
MATERIALS - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings, Inc. 0% (b)(c)(g) (Cost $2,538,700)	2,538,700	2,603,691

Money Market Funds - 2.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (h)	164,027,566	164,060,372
Fidelity Securities Lending Cash Central Fund 5.39% (h)(i)	59,053,071	59,058,976
TOTAL MONEY MARKET FUNDS (Cost $223,119,348)		223,119,348

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $5,355,433,294)	10,226,384,796
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(84,724,154)
NET ASSETS - 100.0%	10,141,660,642

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $37,820,023 or 0.4% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $37,739,631 or 0.4% of net assets.

(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security is perpetual in nature with no stated maturity date.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/24	787,341

ASAPP, Inc. warrants 8/28/28	8/29/23	2

ASAPP, Inc. Series C	4/30/21	4,320,909

ASAPP, Inc. Series D	8/29/23	15,923,745

Blu Investments LLC	5/21/20	25,138

Canva, Inc. Series A	9/22/23	1,083,728

Canva, Inc. Series A2	9/22/23	196,266

ElevateBio LLC Series C	3/09/21	832,288

Epic Games, Inc.	3/29/21	5,194,065

Illuminated Holdings, Inc. Series C2	7/07/20	3,431,225

Illuminated Holdings, Inc. Series C3	7/07/20	5,146,800

Illuminated Holdings, Inc. Series C4	1/08/21	1,736,640

Illuminated Holdings, Inc. Series C5	6/16/21	4,149,965

Illuminated Holdings, Inc. 0%	6/14/23	1,940,200

Illuminated Holdings, Inc. 0%	9/27/23	2,538,700

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	43,103,919	445,334,018	324,377,565	1,064,102	-	-	164,060,372	0.3%
Fidelity Securities Lending Cash Central Fund 5.39%	57,888,840	69,657,494	68,487,358	23,951	-	-	59,058,976	0.2%
Total	100,992,759	514,991,512	392,864,923	1,088,053	-	-	223,119,348

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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